Background of The Company	12 Months Ended
Dec. 31, 2021
Disclosure of Background of The Company [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Partnership LP (the “Partnership”, “Telesat” or the “Company”) is a Canadian-controlled limited partnership formed under the laws of Ontario pursuant to the Amendment and Restated Limited Partnership Agreement (“Partnership Agreement”) between Telesat Corporation (“Corporation”), Red Isle Private Investments Inc. (“Red Isle”) a wholly owned subsidiary of PSP Investments incorporated under the Laws of Canada, Public Sector Pension Investment Board (“PSP Investments”) and other persons admitted to the Partnership as a limited partner. The Partnership is headquartered in Ottawa, Canada.

The Corporation incorporated under the Business Corporations Act (British Columbia) and headquartered in Ottawa, Canada, as the sole general partner of the Partnership, is the ultimate parent of the Partnership. The Corporation began trading on the Nasdaq Global Select Market (“NASDAQ”) and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. This followed the closing of Telesat Canada’s transaction with Loral Space & Communications Inc. (“Loral”) and PSP Investments (the “Transaction”), in which Loral’s stockholders and Telesat Canada’s other equity holders have exchanged their interests for equity in the new public holding structure.

Prior to the closing of the Transaction, Loral and PSP Investments held economic interests in Telesat Canada of approximately 63% and 36%, respectively, with the remaining economic interest held by various individuals.

As per the terms and conditions set forth in the Transaction Agreement, the Transaction resulted in the Loral stockholders, PSP Investments and certain individual shareholders (other than the Voting Directors) of Telesat Canada (the “Individual Telesat Shareholders”) owning indirectly through the Corporation and the Partnership approximately the same percentage of equity as they held in Telesat Canada; the Corporation becoming the publicly traded general partner of the Partnership; and the Partnership indirectly owning all of the economic interests in Telesat Canada and Loral becoming a wholly owned subsidiary of the Partnership.

The Corporation or Telesat Canada did not issue new equity to raise additional cash financing as part of the Transaction. The Partnership did not issue any new partnership units or raise additional cash financing as a part of the Transaction.

For further details on the Transaction, refer to the Corporation’s Registration Statement on Form F-4 filed with the U.S. Securities Exchange Commission (“SEC”) on June 24, 2021, which can be obtained on the SEC’s website at http://www.sec.gov and the Non-Offering Prospectus filed with the Ontario Securities Commission (“OSC”) on November 16, 2021, which can be obtained on the website http://www.sedar.com.

Prior to the close of the Transaction, the Partnership did not have any operations nor any assets or liabilities. Telesat Partnership LP was created to facilitate the reorganization to allow for the public listing of the shares of Telesat Corporation, with Telesat Canada being the predecessor entity. As such, the financial statements prior to the close of the Transaction of Telesat Canada reflect the historical financial statements of Telesat Partnership, with the exception of the following:

•        The income attributable to the operations of Loral have only been presented subsequent to the close of the Transaction; and

•        The net assets of Loral have been included based upon the closing balance as of the date of the close of the Transaction.

The Company is a global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world. The Company’s state-of-the-art fleet consists of 14 geostationary satellites and the Canadian payload on Viasat-1.

The Company has commenced the development of a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. In January 2018, the first LEO satellite was successfully launched into orbit. This Phase 1 LEO satellite has demonstrated certain key features of the Telesat Lightspeed system design, specifically the capability of the satellite and customer terminals to deliver low latency broadband experience.

References herein to “Telesat” or “Company” refer to Telesat Canada and its subsidiaries prior to December 31, 2020 and Telesat Partnership LP and its subsidiaries subsequent.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the audited consolidated financial statements of Telesat.

On March 17, 2022, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.